Equity - Reserve table (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other reserves [line items]
Legal reserve	€ 279	€ 279	€ 279
(Accumulated deficit)	(474)	(2,127)	(3,990)
Reserves	€ (195)	€ (1,848)	€ (3,711)